LAND USE RIGHTS, NET	12 Months Ended
Feb. 28, 2025
LAND USE RIGHTS, NET
LAND USE RIGHTS, NET

6.           LAND USE RIGHTS, NET

Land use rights, net, consisted of the following:

	As of	As of
	February 29,	February 28,
	2024	2025
Land use rights	$214,722	$214,933
Less: accumulated amortization	(20,748)	(24,959)

Add: foreign exchange difference	(4,925)	(7,094)

Land use rights, net	$189,049	$182,880

Amortization expenses for land use rights for the years ended February 28, 2023, February 29,2024 and February 28, 2025, were $4,256, $4,763 and $4,211, respectively. The Group expects to recognize $4,173 in amortization expenses for each of the next five years and $162,015 thereafter.